Commitments, Contingencies, Claims and Legal Proceedings (Details) - USD ($) $ in Millions	Dec. 31, 2024	Jun. 07, 2024
Long-Term Purchase Commitment [Line Items]
Contractual obligation	$ 1,000
Loss contingency, estimate of possible loss		$ 32
Foundry purchase
Long-Term Purchase Commitment [Line Items]
Recorded unconditional purchase obligation	$ 1,100